Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	UBS RMA TAX FREE FUND INC
Central Index Key	0000703875
Amendment Flag	false
Document Creation Date	Aug. 28, 2014
Document Effective Date	Aug. 29, 2014
Prospectus Date	Aug. 29, 2014
UBS RMA TAX FREE FUND INC | UBS RMA TAX FREE FUND INC
Risk/Return:
Trading Symbol	RTFXX